Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of outstanding stock options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, vested and expected to vest as of December 31, 2020	546	€1.00	1.0	€584,132
Exercisable as of December 31, 2020	-	-	-	-
Granted	169	1.00	-	183,831
Vested and exercised	715	1.00	-	777,920
Outstanding, vested and expected to vest as of June 30, 2021	-	-	-	-
Exercisable as of June 30, 2021	€-	-	-	€-

Outstanding, vested and expected to vest as of January 1, 2022	-	-	-	-
Granted and immediately vested	147,783	6.38	2.00	-
Vested and exercised
Cancelled or forfeited	-	-	-	-
Outstanding, vested and expected to vest as of June 30, 2022	147,783	6.38	1.82	29,878
Exercisable as of June 30, 2022	€147,783	€6.38	1.82	€29,878

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the period ended June 30, 2022 and June 30, 2021 is represented by the following table:

	Six Months Ended June 30,
	2022	2021
Research & development expense	€-	€82,669
Research & development expense - related party	-	179,480
General & administrative expense	240,043	234,955
Total	€240,043	€497,104
Unrecognized expense	€-	€-